Borrowed Funds (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Uncommitted Fed Funds	$ 100,000,000
Lendable value of collateral	$ 900,217,000	$ 945,266,000